BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Balances of Related Parties

Other Payables
Parent Company (1):

As of December 31, 2019	119
As of December 31, 2020	138

Other related parties:

As of December 31, 2019	95
As of December 31, 2020	86

Schedule of Transactions with Related Parties
Transactions with related parties:

	Professional Fee (1)	Rent expenses and other
Parent company:
2018	44	292
2019	52	415
2020	54	446

Other related parties:
2018	162	(246)
2019	249	(59)
2020	272	-

(1)
Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $537,  $450 and $486 for the years 2018, 2019 and 2020, respectively, as well as payment for the purchasing of a patent in amount of $12 in 2018.

Schedule of Compensation of Officers of Company
	Year ended December 31,
	2018	2019	2020
Short-term employee benefits (*)	2,304	2,533	1,993
Share-based compensation	276	565	467

	2,580	3,098	2,460
Number of officers	6	7	5

(*) The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.